Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Class A Common Shares [member]	Issued capital [member] Class B subordinate voting shares [member]	Retained earnings [member]	Additional paid-in capital [member]	Accumulated other comprehensive income attributable to shareholders of the company [member]	Non-controlling interests [member]
Beginning of year at Dec. 31, 2016		$ 7	$ 6,637	$ 10,720	$ 193	$ 450	$ 159
Profit for the year attributable to non-controlling interests	$ 29						29
Share option compensation expense (Note 23(c))					17
Profit for the year attributable to shareholders of the company	2,460			2,460
Other comprehensive income (loss) attributable to non-controlling interests	(8)						(8)
Other comprehensive income (loss)	(77)					(77)
Transfer to Class B subordinate voting shares on exercise of options					(8)
Dividends paid (Note 23(g))				(344)
Share repurchases (Note 23(h))			(69)	(106)
Issued on exercise of options (Note 23(c))			34
Class A shares conversion (Note 23(b))		(1)	1
Purchase of non-controlling interests (Note 5(a))				(63)
Acquisition of AQM Copper Inc.							18
Less remeasurements of retirement benefit plans recorded in retained earnings				129		(129)
Dividends or distributions							(56)
End of year at Dec. 31, 2017	19,993	6	6,603	12,796	202	244	142
IFRS 9 transition adjustment on January 1, 2018 (Note 32(c))	(34)			34		(34)
Profit for the year attributable to non-controlling interests	38						38
Share option compensation expense (Note 23(c))					17
Profit for the year attributable to shareholders of the company	3,107			3,107
Other comprehensive income (loss) attributable to non-controlling interests	10						10
Other comprehensive income (loss)	382					382
Transfer to Class B subordinate voting shares on exercise of options					(15)
Dividends paid (Note 23(g))				(172)
Share repurchases (Note 23(h))			(77)	(119)
Issued on exercise of options (Note 23(c))			69
Purchase of non-controlling interests (Note 5(a))				(159)			(16)
Less remeasurements of retirement benefit plans recorded in retained earnings				8		(8)
Dividends or distributions							(40)
End of year at Dec. 31, 2018	$ 23,018	$ 6	$ 6,595	$ 15,495	$ 204	$ 584	$ 134